Annual Fund Operating Expenses	Jan. 30, 2026
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.07%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.64%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	1.05%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.76%
FullerThaler Behavioral Small-Cap Equity Fund | FullerThaler Behavioral Small-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
FullerThaler Behavioral Small-Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.00%)	[3]
Net Expenses (as a percentage of Assets)	1.33%	[3]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	1.94%	[3]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%	[2]
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.00%)	[3]
Net Expenses (as a percentage of Assets)	1.36%	[3]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[2]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.05%	[3]
FullerThaler Behavioral Small-Cap Growth Fund | FullerThaler Behavioral Small-Cap Growth Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	0.93%	[3]
FullerThaler Behavioral Mid-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[5]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.00%)	[6]
Net Expenses (as a percentage of Assets)	1.21%	[6]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	1.73%	[6]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[5]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.08%)	[6]
Net Expenses (as a percentage of Assets)	1.18%	[6]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[5]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	0.82%	[6]
FullerThaler Behavioral Mid-Cap Value Fund | FullerThaler Behavioral Mid-Cap Value Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.13%)	[6]
Net Expenses (as a percentage of Assets)	0.72%	[6]
FullerThaler Behavioral Unconstrained Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[8]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.00%)	[9]
Net Expenses (as a percentage of Assets)	1.33%	[9]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[7]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.09%)	[9]
Net Expenses (as a percentage of Assets)	1.85%	[9]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[7],[10]
Distribution and Service (12b-1) Fees	0.25%	[10]
Other Expenses (as a percentage of Assets):	0.38%	[8],[10]
Expenses (as a percentage of Assets)	1.37%	[10]
Fee Waiver or Reimbursement	(0.07%)	[9],[10]
Net Expenses (as a percentage of Assets)	1.30%	[9],[10]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[8]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.04%)	[9]
Net Expenses (as a percentage of Assets)	0.99%	[9]
FullerThaler Behavioral Unconstrained Equity Fund | FullerThaler Behavioral Unconstrained Equity Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.03%)	[9]
Net Expenses (as a percentage of Assets)	0.89%	[9]
FullerThaler Behavioral Small-Mid Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[11]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%	[12]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.01%)	[13]
Net Expenses (as a percentage of Assets)	1.32%	[13]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[11]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.03%)	[13]
Net Expenses (as a percentage of Assets)	1.82%	[13]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[11],[14]
Distribution and Service (12b-1) Fees	0.25%	[14]
Other Expenses (as a percentage of Assets):	0.34%	[12],[14]
Expenses (as a percentage of Assets)	1.33%	[14]
Fee Waiver or Reimbursement	(0.06%)	[13],[14]
Net Expenses (as a percentage of Assets)	1.27%	[13],[14]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[12]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.12%)	[13]
Net Expenses (as a percentage of Assets)	0.93%	[13]
FullerThaler Behavioral Small-Mid Core Equity Fund | FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.05%)	[13]
Net Expenses (as a percentage of Assets)	0.83%	[13]
FullerThaler Behavioral Micro-Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[15],[16]
Distribution and Service (12b-1) Fees	0.25%	[16]
Other Expenses (as a percentage of Assets):	0.86%	[16],[17]
Expenses (as a percentage of Assets)	2.11%	[16]
Fee Waiver or Reimbursement	(0.30%)	[16],[18]
Net Expenses (as a percentage of Assets)	1.81%	[16],[18]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[15],[16]
Distribution and Service (12b-1) Fees	1.00%	[16]
Other Expenses (as a percentage of Assets):	0.61%	[16]
Expenses (as a percentage of Assets)	2.61%	[16]
Fee Waiver or Reimbursement	(0.30%)	[16],[18]
Net Expenses (as a percentage of Assets)	2.31%	[16],[18]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[15],[16]
Distribution and Service (12b-1) Fees	0.25%	[16]
Other Expenses (as a percentage of Assets):	0.81%	[16],[17]
Expenses (as a percentage of Assets)	2.06%	[16]
Fee Waiver or Reimbursement	(0.30%)	[16],[18]
Net Expenses (as a percentage of Assets)	1.76%	[16],[18]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%	[17]
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.35%)	[18]
Net Expenses (as a percentage of Assets)	1.35%	[18]
FullerThaler Behavioral Micro-Cap Equity Fund | FullerThaler Behavioral Micro-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[15],[16]
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.61%	[16]
Expenses (as a percentage of Assets)	1.61%	[16]
Fee Waiver or Reimbursement	(0.36%)	[16],[18]
Net Expenses (as a percentage of Assets)	1.25%	[16],[18]
FullerThaler Behavioral Mid-Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	0.25%	[19]
Other Expenses (as a percentage of Assets):	0.45%	[19],[20]
Expenses (as a percentage of Assets)	1.45%	[19]
Fee Waiver or Reimbursement	(0.18%)	[19],[21]
Net Expenses (as a percentage of Assets)	1.27%	[19],[21]
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	1.00%	[19]
Other Expenses (as a percentage of Assets):	0.20%	[19]
Expenses (as a percentage of Assets)	1.95%	[19]
Fee Waiver or Reimbursement	(0.13%)	[19],[21]
Net Expenses (as a percentage of Assets)	1.82%	[19],[21]
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[20]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.19%)	[21]
Net Expenses (as a percentage of Assets)	0.83%	[21]
FullerThaler Behavioral Mid-Cap Equity Fund | FullerThaler Behavioral Mid-Cap Equity Fund R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.20%	[19]
Expenses (as a percentage of Assets)	0.95%	[19]
Fee Waiver or Reimbursement	(0.22%)	[19],[21]
Net Expenses (as a percentage of Assets)	0.73%	[19],[21]

[1]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees - A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[2]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[3]	Effective January 28, 2026, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.36%, 1.88% 1.31%, 0.99%, and 0.87% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. The Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[4]	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.
[5]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, FullerThaler, for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[6]	Effective January 28, 2026, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.79%, and 0.69% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[7]	Effective January 28, 2026, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) has agreed to contractually waive its management fee of 0.85% for all share classes of the Unconstrained Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.
[8]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[9]	Effective January 28, 2026, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.30%, 1.80%, 1.25%, 0.94% and 0.84% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[10]	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for this share class is based on estimated expenses for the current fiscal year.
[11]	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.
[12]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, FullerThaler, for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[13]	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.26%, 1.76%, 1.21%, 0.87% and 0.77% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[14]	The Fund’s Investor Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s Investor Shares will be offered for sale at a later date. Because the Fund’s Investor Shares have no operating history, ‘Other Expenses’ for the share class are based on estimated expenses for the current fiscal year.
[15]	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) agreed to contractually waive its management fee of 1.45% for all share classes of the Micro-Cap Equity Fund so that the management fee for all share classes of the Fund is 1.00% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2027. See Footnote (4) below.
[16]	The Fund’s A Shares, C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, Investor Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s A Shares, C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.
[17]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, FullerThaler, for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[18]	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.75%, 2.25%, 1.70%, 1.29% and 1.19% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.
[19]	The Fund’s A Shares, C Shares, and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s A Shares, C Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s A Shares, C Shares, and R6 Shares have no operating history, “Other Expenses” for the share classes are based on estimated expenses for the current fiscal year.
[20]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares and Institutional Shares of the Fund. The Services Plan allows the A Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Institutional Shares. “Other Expenses” reported in the table above for A Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[21]	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.23%, 1.78%, 0.79%, and 0.69% for A Shares, C Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2027. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.